Label	Element	Value
Global Resources Fund | Global Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock	U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Global Resources Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.